CONSOLIDATED BALANCE SHEETS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2010 Ordinary shares CNY	Dec. 31, 2011 Class A ordinary shares USD ($)	Dec. 31, 2011 Class A ordinary shares CNY	Dec. 31, 2011 Class B ordinary shares USD ($)	Dec. 31, 2011 Class B ordinary shares CNY	Dec. 31, 2010 Series A preferred shares CNY	Dec. 31, 2010 Series B preferred shares CNY	Dec. 31, 2010 Series C preferred shares CNY	Dec. 31, 2010 Series D preferred shares CNY	Dec. 31, 2010 Series E preferred shares CNY	Dec. 31, 2011 Premium content licensed USD ($)	Dec. 31, 2011 Premium content licensed CNY	Dec. 31, 2010 Premium content licensed CNY	Dec. 31, 2011 Content produced USD ($)	Dec. 31, 2011 Content produced CNY	Dec. 31, 2010 Content produced CNY
Current assets:
Cash and cash equivalents	$ 138,546,919	872,000,453	263,150,775
Restricted cash	15,377,861	96,786,719	66,227,000
Short term investments			5,837,246
Accounts receivable, net	38,101,048	239,804,186	243,033,349
Prepayments and other current assets	2,842,233	17,888,737	28,299,804
Total current assets	206,415,050	1,299,155,686	614,181,576
Content														10,241,835	64,461,085	1,070,902	1,305,154	8,214,506	6,562,500
Equipment	14,106,977	88,787,903	46,405,816
Intangible assets	982,406	6,183,164	1,626,290
Other assets	669,140	4,211,498	4,353,859
Other long-term receivables	1,588,840	10,000,000
Prepayment for content to be licensed	22,680,739	142,750,301
Content licensed	22,466,791	141,403,738	32,174,634
Total assets	268,909,943	1,692,492,290	698,742,175
Current liabilities:
Accounts payable	20,121,602	126,643,349	66,812,485
Business taxes payable	5,980,499	37,640,665	21,158,672
Accrued liabilities and other payables	36,664,788	230,764,509	134,990,897
Short-term loan	13,241,950	83,343,510	61,243,510
Share-based compensation liability			134,153,348
Total current liabilities	76,008,839	478,392,033	418,358,912
Warrant liabilities			154,039,611
Total liabilities	76,008,839	478,392,033	572,398,523
Commitments and contingencies (Note 15)
Mezzanine Equity
Redeemable convertible preferred shares									7,381,256	56,292,851	125,831,300	376,169,360	351,402,129
Shareholders' equity/(deficits)
Additional paid-in capital	403,862,413	2,541,869,642	11,054,330
Accumulated deficits	(210,973,163)	(1,327,843,993)	(801,797,274)
Total shareholders' equity/(deficits)	192,901,104	1,214,100,257	(790,733,244)
Ordinary shares				9,700	932	5,863	10,922	68,745
Total liabilities and shareholders' equity	$ 268,909,943	1,692,492,290	698,742,175